16. Reserve for Warrants (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Finders' Warrants
Description of Warrant Issuances			the Company issued 184,000 Finders’ Warrants exercisable at USD $9.375 before November 19, 2026. As these Finders’ Warrants are denominated in USD, they are considered derivative liabilities hence classified as such
Incentive Warrants
Description of Warrant Issuances		the Company issued 225,000 Incentive Warrants exercisable at USD $3, $4 and $5, respectively, up to February 17, 2025, and as part of settlement 500,000 Settlement Warrants exercisable at USD $2.50 up to March 31, 2026. As the Incentive Warrants and Settlement Warrants are denominated in USD, they are considered derivative liabilities hence classified as such
Agents' Warrants
Description of Warrant Issuances	, the Company issued 86,000 Agents’ Warrants exercisable at USD $2.67 for a period of five years. As the Agents’ Warrants are denominated in USD, they are considered derivative liabilities hence classified as such
Performance Warrants
Description of Warrant Issuances	the Company issued 300,000 Performance Warrants exercisable at USD $2.00, $2.50 and $3.00, respectively, for a period of one year. As the Performance Warrants are denominated in USD, they are considered derivative liabilities hence classified as such
2024 Settlement Warrants
Description of Warrant Issuances	the Company issued 2,000,000 2024 Settlement Warrants pursuant to a property option agreement, exercise price of USD $1.50 for a period of 5 years. As the 2024 Settlement Warrants are denominated in USD, they are considered derivative liabilities hence classified as such (see Note 10 for details). On June 28, 2024, the 2024 Settlement Warrants were cancelled